Loans (Tables)	6 Months Ended
Jun. 30, 2013
Loans [Abstract]
Summary of Loan Portfolio

	June 30, 2013	December 31, 2012
Commercial	$116,153	$102,822
Commercial loans secured by real estate	390,044	383,339
Real estate - mortgage	221,736	217,584
Consumer	16,964	17,420
Loans, net of unearned income	$744,897	$721,165